Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Current provision:
Federal	$ 325	$ 111	$ 62
State	396	449	988	2	5
Foreign	329	93	286	278	43
Total Current provision	1,050	653	1,336	280	48
Deferred provision:
Federal	22
State	3
Foreign
Total Deferred provision	25
Provision for income taxes	$ 1,075	$ 653	$ 1,336	$ 280	$ 48